Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Grant revenue			$ 522
Operating expenses
Research and development	$ 53,881	$ 25,161	12,730
General and administrative	7,087	5,230	3,216
Total operating expenses	60,968	30,391	15,946
Operating loss	(60,968)	(30,391)	(15,424)
Other income (expense)
Other income	888	182	18
Change in fair value in warrant liability and other liabilities	(41)	(82)	(85)
Change in fair value of Series B purchase option liability			(4,772)
Total other income (expense), net	847	100	(4,839)
Net loss	(60,121)	(30,291)	(20,263)
Accretion of redeemable convertible preferred stock	(4,757)	(4,405)	(1,427)
Net loss attributable to common stockholders	$ (64,878)	$ (34,696)	$ (21,690)
Net loss per share attributable to common stockholders, basic and diluted	$ (3.57)	$ (23.33)	$ (16.13)
Weighted average common shares outstanding, basic and diluted	18,197,970	1,486,986	1,344,584